Segment and Geographic Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 Customer Segment	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer
Segment Reporting Information [Line Items]
Number of operating and reporting segments	2
Customer accounted for 10% or more of the Group's net revenues	0	0	0